Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share based compensation	Share-based compensation
ASML provides compensation to its employees through different type of share plans. These plans can be categorized as follows:
•Share based compensation plans (Long term incentive and Employee Umbrella Share Plan)
•Employee purchase plan (Cash reservation for acquisition of undefined number of shares based on an undefined share price at acquisition date)
•Option plans (Option to buy a predetermined amount of shares against a predetermined exercise price
Share based compensation plans
Accounting Policy
As part of our long-term incentive (LTI) bonus, employees can be granted either a service or performance share based-payment plan including services. For service plans shares are granted at grant date and after having been in service for a set period (typically 3 years), the participant is awarded these shares at the vesting date. For performance plans, the shares are conditionally granted and awarded based on the company specific performance criteria, which can be split between market and non-market based elements. These shares vest after completion of the service period and the performance reached at vesting date.
Long-term incentive plans
The table below shows the performance criteria and the corresponding weight for the 2020 LTI performance plans.

LTI performance plan criteria	Market / Non-Market element	Weight
Total Shareholder Return	Market	30%
ROAIC	Non-Market	40%
Technology Leadership Index	Non-Market	20%
Sustainability	Non-Market	10%
Total		100%
The fair value of the market based element is measured at the grant date incorporating the expected vesting and expected value at vesting, using a tailored Monte Carlo simulation model. The fair value of the service plans and the non-market based elements of the performance plans is the share price at grant date less the present value of expected dividends during the vesting period, as participants are not entitled to dividends payable and voting rights during the vesting period. The likelihood of the conditions being met for service and non-market performance plans is assessed as part of the company’s best estimate of the number of equity instruments that will ultimately vest.
Participants are entitled to a conditional grant of company shares upon awarding. Performance plans are subject to cliff vesting and are accounted for on a straight line basis. Service only plans are subject to graded vesting. Each installment of the plan is therefore accounted as a separate grant with a separate fair value. This means that each installment will be separately measured and attributed to expense over the related vesting period. Expenses for the market based element are recognized during vesting at a fixed vesting level (as the vesting expectation is incorporated in the fair value) provided that all other performance conditions are met. Expenses for the non-market based elements and service plans are recognized during vesting at expected vesting levels, which are updated during vesting period as necessary, with a final update/adjustment at vesting date. All share based remuneration expenses are recognized as personnel expense, with a corresponding entry in equity, during the vesting period of the award. Share based remuneration expenses are included in the same income statement line or lines in the functional grouped consolidated statement of operations as the compensation paid to the employees receiving the stock-based awards.
The General Meeting approved the adoption of the most recent remuneration policy for the Board of Management and the number of shares to be issued. The most recent remuneration policy includes the target and maximum levels of the LTI plans, the performance measures and pay-out zone percentages. The General Meeting also approved the restrictions and limits to the Board of Management for issuance/granting of ordinary shares, limits for restricting or excluding the preemption rights accruing to shareholder and the restrictions and limits to the Board of Management for repurchasing ordinary shares on behalf of the company.
Employee Umbrella Share Plan
The Employee Umbrella Share Plan, effective as of January 1, 2014 covers all employees. The main purpose of the grants of Equity Incentives under the Employee Umbrella Share Plan is to continue to attract, reward and retain qualified and experienced industry professionals in an international labor market. All grants under the Employee Umbrella Share Plan typically have a 3-year vesting period and are subject to the above mentioned performance or service criteria.
The assumptions for the calculation of the fair value of shares for share based compensation plans, which include a market based performance element, are set out in the following table:

Year ended December 31	2018	2019	2020
Share price in € at grant date	166.9	199.5	270.7
Expected volatility ASML	26.1%	29.8%	28.9%
Expected volatility PHLX index	21.3%	24.8%	24.7%
Vesting period	2.9 years	2.5 years	2.9 years
Dividend yield	0.8%	1.1%	0.9%
Risk free interest rate (Eurozone)	(0.4)%	(0.8)%	(0.6)%
Risk free interest rate (US)	2.2%	1.8%	1.5%
Expenses for share based compensation plans were as follows:

Year ended December 31 (€, in millions)	2018	2019	2020
Total compensation expenses incurred for share based remuneration (including share-based compensation to the BoM)	46.3	74.6	53.9
The income tax benefit (excluding excess income tax benefits) recognized related to the recognized share-based compensation costs in the US	5.6	5.9	6.6
Total compensation expenses to be incurred for share based remuneration (including share-based compensation to the BoM) in future periods	94.2	95.8	85.9
Weighted average period in which compensation expenses (including share-based compensation to the BoM) are expected to be recognized	1.7 years	1.6 years	1.6 years
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2018	2019	2020	2018	2019	2020
Total fair value at vesting date of shares vested during the year (in millions)	46.4	58.7	124.9	61.6	54.9	133.9
Weighted average fair value of shares granted	161.63	190.33	297.05	187.98	206.90	302.75
A summary of the status of conditionally outstanding shares as of December 31, 2020, and changes during the year ended December 31, 2020, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date	Number of shares	Weighted average fair value at grant date
Conditional shares outstanding at January 1, 2020	682,029	157.48	578,499	179.22
Granted	210,029	297.05	181,221	302.75
Vested	(314,221)	173.80	(274,637)	186.08
Forfeited	(22,743)	147.94	(40,329)	179.82
Conditional shares outstanding at December 31, 2020	555,094	201.44	444,754	225.26
Employee purchase plan
Every quarter, we offer our worldwide payroll employees the opportunity to buy our shares against fair value using their net salary. The Board of Management is excluded from participation in this plan. The fair value for shares is based on the closing price of our shares listed at Euronext Amsterdam on grant date. The maximum net amount for which employees can participate in the plan amounts to 10.0% of their annual gross base salary. When employees retain the shares for a minimum of 12 months, we will pay out a 20.0% cash bonus on the initial participation amount.
Option plans
The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black-Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro denominated European government agency bond with high credit ratings and with a life equal to the expected life of the equity settled share-based payments. Our option plans typically vest over a 3-year service period with any unexercised stock options expiring 10 years after the grant date. Options granted have fixed exercise prices equal to the closing price of our shares listed at Euronext Amsterdam on grant date. As of 2017 we no longer grant options to our employees and all options issued are vested. Issuance of shares upon exercising the stock options are deducted from the treasury shares. The purchase of shares against the exercise price is settled with the employees involved through deductions on their salary.
Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2018	2019	2020	2018	2019	2020
Weighted average share price at the exercise date of stock options	169.68	201.52	302.20	201.01	225.70	355.44
Aggregate intrinsic value of stock options exercised (in millions)	13.6	4.3	4.8	7.6	2.3	3.7
Weighted average remaining contractual term of currently exercisable options (in years)	4.76	4.16	3.55	5.20	4.40	3.66
Aggregate intrinsic value of exercisable stock options (in millions)	8.9	17.7	22.4	5.2	11.8	16.9
Aggregate intrinsic value of outstanding stock options (in millions)	9.0	17.7	22.4	5.2	11.8	16.9

The number and weighted average exercise prices of stock options as of December 31, 2020, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)
Outstanding, January 1, 2020	88,740	64.80	55,549	83.71
Granted	—	—	—	—
Exercised	(19,071)	48.35	(13,165)	74.05
Forfeited	(200)	26.07	—	—
Expired	(929)	23.37	(129)	32.74
Outstanding, December 31, 2020	68,540	70.02	42,255	86.87
Exercisable, December 31, 2020	68,540	70.02	42,255	86.87

Details with respect to the stock options outstanding as of December 31, 2020 are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (€)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)	Range of exercise prices (USD)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)
25 - 40	5,611	0.73	25 - 40	2,136	0.42
40 - 50	6,857	1.80	40 - 50	562	0.84
50 - 60	6,082	2.97	50 - 60	2,698	1.67
60 - 70	13,483	2.93	60 - 70	423	2.06
70 - 80	11,951	4.37	70 - 80	856	2.30
80 - 90	12,035	4.85	80 - 90	9,690	3.87
90 - 100	12,521	4.68	90 - 100	18,228	3.97
100 - 110	—	—	100 - 110	7,662	4.72
Total	68,540	3.55	Total	42,255	3.66